Note 3- Merger (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011
MergerAndAcquisitionCosts	$ 51,000
Goodwill	$ 104,272	$ 104,272	$ 104,272